Amount Due from/(to) Related Parties (Details) - Schedule of the Related Parties with whom the Company Conducted Transactions	12 Months Ended
Dec. 31, 2023
Mr. Risheng Li [Member]
Related Party Transaction [Line Items]
Relation with the Company	Founder, chairman of board of director, chief executive officer
Mr. Liedong Wang [Member]
Related Party Transaction [Line Items]
Relation with the Company	Senior executive officer
Mr. Dahan Bao [Member]
Related Party Transaction [Line Items]
Relation with the Company	Senior executive officer
Energy Science Artist Holding Limited [Member]
Related Party Transaction [Line Items]
Relation with the Company	Shareholder of the Company